Note 2 - Going Concern Uncertainty / Management Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
NOTE
2
– GOING CONCERN UNCERTAINTY / MANAGEMENT PLANS

The accompanying condensed consolidated financial statements have been prepared in contemplating continuation of the Company as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. However, a substantial doubt has been raised with regard to the ability of the Company to continue as a going concern. The Company has incurred significant operating losses and negative cash flows from operations since inception. The Company had an accumulated deficit of
$42,610,284
at
March 31, 2020
and had
no
committed source of additional debt or equity financing. The Company has not
had any operating revenue and does
not
foresee any operating revenue in the near term. The Company has relied on the issuance of loans payable and convertible debt instruments to finance its expenses, including notes that are in default, as described in Notes
6,
7,
8,
and
9.
The Company will continue to raise additional capital through placement of our common stock, notes or other securities in order to implement its business plan or additional borrowings, including from related parties. The COVID-
19
pandemic has hindered the Company’s ability to raise capital. There can be no
assurance that the Company will be successful in either situation in order to continue as a going concern. The consolidated financial statements do not
include any adjustments that might result from the outcome of these uncertainties.

The Company’s cash position
may
not
be sufficient to support the Company’s daily operations or its ability to undertake any business activity that will generate net revenue.

NOTE
4
– GOING CONCERN UNCERTAINTY / MANAGEMENT PLANS

The accompanying consolidated financial statements have been prepared in contemplating continuation of the Company as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred significant operating losses and negative cash flows from operations since inception. The Company had an accumulated deficit of
$41,310,172
at
December 31, 2019
and had
no
committed source of additional debt or equity financing. The Company has not
had any operating revenue and does
not
foresee any operating revenue in the near term. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company has relied on the issuance of loans payable and convertible debt instruments to finance its expenses, including notes that are in default, as described in Notes
9,
10,
11,
and
12.
The Company will continue to raise additional capital through placement of our common stock, notes or other securities in order to implement its business plan or additional borrowings, including from related parties. The COVID-
19
pandemic has hindered the Company’s ability to raise capital. There can be no
assurance that the Company will be successful in either situation in order to continue as a going concern. The consolidated financial statements do not
include any adjustments that might result from the outcome of these uncertainties.

The Company’s cash position
may
not
be sufficient to support the Company’s daily operations or its ability to undertake any business activity that will generate net revenue.